ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 13,356	$ 13,070
Accumulated amortization	(11,250)	(11,009)
Accumulated impairment	(2,106)	(2,061)
Net carrying amount	0	0
Amortization	0	501	$ 510
Impairment of Intangible Assets (Excluding Goodwill)		1,228
Media Content [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	218	213
Accumulated amortization	(38)	(37)
Accumulated impairment	(180)	(176)
Net carrying amount	0	0
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	751	735
Accumulated amortization	(751)	(735)
Accumulated impairment	0	0
Net carrying amount	0	0
Contract backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,570	1,536
Accumulated amortization	(1,570)	(1,536)
Accumulated impairment	0	0
Net carrying amount	0	0
Concession agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	10,632	10,404
Accumulated amortization	(8,716)	(8,529)
Accumulated impairment	(1,916)	(1,875)
Net carrying amount	0	0
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	185	182
Accumulated amortization	(175)	(172)
Accumulated impairment	(10)	(10)
Net carrying amount	$ 0	$ 0